Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Activity in Various Plans

Activity in the various plans is summarized below:

	Shares under option	Option price per share	Weighted average exercise price
Balances, December 31, 2012	1,763,497	$6.10 to $25.83	$18.16
Exercised	(102,226)	6.49 to 15.06	9.82
Canceled	(638,670)	6.10 to 25.83	16.91
Balances, December 31, 2013	1,022,601	$11.53 to $25.83	$19.77

Summary Of Stock Options Outstanding

A summary of stock options outstanding at December 31, 2013 follows:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding at December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2013	Weighted average exercise price
$11.53 to $15.06	267,832	3 years	$14.47	267,832	$14.47
$18.26 to $22.72	480,027	1 year	19.40	480,027	19.40
$23.25 to $25.83	274,742	1 year	25.58	274,742	25.58
	1,022,601	1 year	$19.77	1,022,601	$19.77

Service Based Restricted Shares
Summary of Non-Vested Restricted Shares

A summary of non-vested service-based restricted shares follows:

	Non-vested service-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2012	1,566,969	$13.17
Granted	822,633	11.44
Vested	(541,100)	13.64
Canceled	(67,148)	13.12
Balances, December 31, 2013	1,781,354	$12.23

Performance Based Restricted Shares
Summary of Non-Vested Restricted Shares

A summary of non-vested performance-based restricted shares follows:

	Non-vested performance-based restricted shares	Weighted average fair value at date of grant
Balances, December 31, 2012	836,749
Granted	542,500	$10.81
Vested	(344,429)	9.39
Canceled	(66,761)	$10.23
Balances, December 31, 2013	968,059